Other Investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Investments
Cost	¥ 531,101	¥ 108,958
Less: Impairment	(41,239)	(6,166)	¥ 0
Total	489,862	102,792
WangZhi Technology Limited.
Other Investments
Cost	161,417	13,036
Qima Holdings Limited.
Other Investments
Cost	69,960
BabySpace Corporation
Other Investments
Cost	64,778
Hifashion Group Inc.
Other Investments
Cost	64,778	62,046
Other Investments.
Other Investments
Cost	¥ 170,168	¥ 33,876